Related Party Balances (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 MediaTek Inc USD ($)	Dec. 31, 2014 MediaTek Inc CNY	Dec. 31, 2013 MediaTek Inc CNY	Dec. 31, 2014 V1 Group Limited USD ($)	Dec. 31, 2014 V1 Group Limited CNY	Dec. 31, 2014 Mr. Qun She USD ($)	Dec. 31, 2014 Mr. Qun She CNY	Dec. 31, 2014 Mr. Kok Keng Wee USD ($)	Dec. 31, 2014 Mr. Kok Keng Wee CNY
Amounts due from related parties:
Amounts due from related parties	$ 981	6,087	6,097	$ 981	6,087	6,097
Amounts due to related parties:
Amounts due to related parties	$ 1,541	9,560					$ 91	560	$ 322	2,000	$ 1,128	7,000